Stock Option, Restrictive Stock Incentive, And Dividend Reinvestment Plans (Summary Of Assumptions To Estimate The Fair Value Of Stock Options Granted)(Details) - Employee Stock Options [Member]	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Expected dividend yield	2.41%	1.68%	1.70%
Expected weighted-average lives of options granted	6 years 2 months	6 years 2 months	6 years 2 months
Expected weighted-average volatility	32.84%	32.26%	33.79%
Expected volatility range, minimum	30.73%	23.67%	24.55%
Expected volatility range, maximum	34.95%	40.85%	61.49%
Risk-free interest rate	1.28%	1.68%	1.96%